Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
May 31, 2023
LDE-NPRT3-0723
1.9887646.104
Nonconvertible Bonds - 86.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.:
3 month U.S. LIBOR + 1.180% 6.3337% 6/12/24 (b)(c)	2,370,000	2,391,342
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.5697% 3/25/24 (b)(c)	350,000	350,000
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.100% 6.4207% 5/15/25 (b)(c)	2,113,000	2,132,313
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 5.6891% 3/20/26 (b)(c)	980,000	980,944
		5,854,599
Interactive Media & Services - 0.4%
Tencent Holdings Ltd.:
3 month U.S. LIBOR + 0.910% 6.121% 4/11/24 (b)(c)(d)	600,000	599,550
3 month U.S. LIBOR + 0.910% 6.121% 4/11/24 (Reg. S) (b)(c)	200,000	199,850
		799,400
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 6.9491% 2/1/24 (b)(c)	538,000	539,931
Comcast Corp. 3 month U.S. LIBOR + 0.630% 5.8903% 4/15/24 (b)(c)	591,000	592,151
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.668% 3/15/24 (b)(c)	300,000	301,098
		1,433,180
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 6.2503% 1/16/24 (b)(c)	400,000	400,595
TOTAL COMMUNICATION SERVICES		8,487,774
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 3.1%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.420% 5.428% 9/8/23 (b)(c)	900,000	900,270
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.8782% 1/12/26 (b)(c)	300,000	297,824
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.4405% 8/12/24 (b)(c)(d)	1,900,000	1,899,653
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.7783% 4/1/25 (b)(c)(d)	200,000	200,841
Daimler Finance North America LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 5.8431% 3/30/25 (b)(c)(d)	300,000	301,064
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.2453% 4/7/25 (b)(c)	500,000	499,112
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.6246% 3/8/24 (b)(c)	840,000	836,387
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.1001% 2/26/27 (b)(c)	400,000	394,315
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.2593% 11/17/23 (b)(c)	300,000	300,355
Nissan Motor Acceptance Corp. 3 month U.S. LIBOR + 0.640% 5.648% 3/8/24 (b)(c)(d)	420,000	416,978
Volkswagen Group of America Finance LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.7994% 6/7/24 (b)(c)(d)	400,000	400,986
		6,447,785
CONSUMER STAPLES - 0.4%
Beverages - 0.2%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.4598% 2/13/26 (b)(c)	400,000	402,031
Food Products - 0.2%
General Mills, Inc. 3 month U.S. LIBOR + 1.010% 6.2703% 10/17/23 (b)(c)	502,000	503,432
TOTAL CONSUMER STAPLES		905,463
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chevron U.S.A., Inc. 3 month U.S. LIBOR + 0.200% 5.5391% 8/11/23 (b)(c)	160,000	160,030
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.6896% 2/16/24 (b)(c)	500,000	499,191
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 5.7207% 11/13/23 (b)(c)	495,000	496,148
		1,155,369
FINANCIALS - 69.3%
Financial Services - 1.2%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.6184% 8/19/24 (b)(c)(d)	1,000,000	983,111
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.759% 5/24/24 (b)(c)(d)	1,000,000	988,468
GA Global Funding Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.360% 6.3212% 4/11/25 (b)(c)(d)	500,000	489,206
		2,460,785
Banks - 43.8%
ANZ New Zealand International Ltd. London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.6585% 2/18/25 (b)(c)(d)	400,000	398,469
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 6.1081% 6/14/23 (b)(c)(d)	500,000	499,985
Banco Santander SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 6.2922% 5/24/24 (b)(c)	800,000	804,414
Bank of America Corp.:
3 month U.S. LIBOR + 0.760% 5.6263% 9/15/26 (b)(c)	600,000	582,892
3 month U.S. LIBOR + 0.770% 6.0963% 2/5/26 (b)(c)	1,961,000	1,960,286
3 month U.S. LIBOR + 0.960% 6.2327% 7/23/24 (b)(c)	1,672,000	1,673,162
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.7251% 2/4/25 (b)(c)	200,000	199,430
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.6946% 4/22/25 (b)(c)	1,700,000	1,689,382
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.7346% 10/24/24 (b)(c)	2,210,000	2,202,600
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.9531% 7/22/27 (b)(c)	500,000	496,681
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.1151% 2/4/28 (b)(c)	300,000	298,458
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 6.2765% 4/2/26 (b)(c)	400,000	403,068
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.2653% 7/9/24 (b)(c)	1,560,000	1,553,908
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.350% 5.2146% 12/8/23 (b)(c)	200,000	199,900
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.4103% 1/10/25 (b)(c)	320,000	317,597
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.508% 9/15/26 (b)(c)	500,000	492,682
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 5.9158% 6/7/25 (b)(c)	600,000	601,576
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 6.4218% 6/5/26 (b)(c)	500,000	502,380
Bank of New Zealand U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.8151% 1/27/27 (b)(c)(d)	350,000	348,444
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 5.377% 3/2/26 (b)(c)	1,859,000	1,837,852
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 5.438% 9/15/23 (b)(c)	400,000	400,240
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.900% 5.8453% 4/11/25 (b)(c)	500,000	501,324
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3903% 7/31/24 (b)(c)	810,000	807,495
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.4054% 1/10/25 (b)(c)	200,000	198,946
Banque Federative du Credit Mutuel SA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 5.4578% 2/4/25 (b)(c)(d)	1,030,000	1,018,560
BPCE SA:
3 month U.S. LIBOR + 1.240% 6.3937% 9/12/23 (b)(c)(d)	250,000	250,372
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.528% 1/14/25 (b)(c)(d)	480,000	476,809
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.660% 5.8137% 9/13/23 (b)(c)	654,000	654,306
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.2775% 12/14/23 (b)(c)	1,224,000	1,222,973
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.3834% 10/18/24 (b)(c)	790,000	787,064
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.2556% 6/22/23 (b)(c)	1,000,000	1,000,110
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.8854% 4/7/25 (b)(c)	900,000	901,313
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 5.9854% 6/1/24 (b)(c)	2,287,000	2,287,504
3 month U.S. LIBOR + 1.250% 6.4266% 7/1/26 (b)(c)	990,000	997,334
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.6804% 5/1/25 (b)(c)	1,610,000	1,605,688
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.6811% 1/25/26 (b)(c)	640,000	633,723
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 5.6499% 6/9/27 (b)(c)	200,000	196,575
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.280% 6.3413% 2/24/28 (b)(c)	1,200,000	1,207,018
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.4333% 5/24/25 (b)(c)	200,000	200,899
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.520% 6.4363% 3/17/26 (b)(c)	600,000	605,827
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.820% 5.8057% 6/4/24 (b)(c)(d)	103,000	103,479
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.3454% 7/7/25 (b)(c)(d)	2,100,000	2,089,256
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.4081% 6/15/26 (b)(c)(d)	610,000	606,581
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.69% 1/10/25 (b)(c)(d)	1,000,000	998,674
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 5.6175% 3/14/25 (b)(c)(d)	700,000	702,065
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.8475% 3/14/27 (b)(c)(d)	600,000	602,469
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 6.2137% 9/12/23 (b)(c)(d)	400,000	400,095
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.761% 3/28/25 (b)(c)(d)	300,000	298,594
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.4895% 5/21/24 (b)(c)(d)	510,000	508,241
HSBC Holdings PLC:
3 month U.S. LIBOR + 1.230% 6.3837% 3/11/25 (b)(c)	1,200,000	1,201,692
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.6376% 11/22/24 (b)(c)	1,460,000	1,444,544
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.2636% 3/10/26 (b)(c)	800,000	803,156
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.2496% 5/16/25 (b)(c)	300,000	286,144
ING Groep NV:
3 month U.S. LIBOR + 1.000% 6.1766% 10/2/23 (b)(c)	800,000	800,893
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.640% 6.571% 3/28/26 (b)(c)	1,300,000	1,309,912
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.850% 6.061% 1/10/25 (b)(c)	702,000	701,990
3 month U.S. LIBOR + 0.890% 6.1627% 7/23/24 (b)(c)	1,066,000	1,066,499
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.3644% 6/1/25 (b)(c)	810,000	804,913
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.5003% 6/23/25 (b)(c)	600,000	597,340
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.4709% 12/10/25 (b)(c)	1,950,000	1,936,290
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.6807% 9/22/27 (b)(c)	500,000	494,579
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 5.8681% 4/22/27 (b)(c)	600,000	596,780
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.979% 2/24/26 (b)(c)	1,800,000	1,801,490
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.3202% 4/26/26 (b)(c)	1,300,000	1,311,128
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.1975% 6/14/24 (b)(c)	600,000	579,533
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 6.1281% 7/26/23 (b)(c)	1,672,000	1,673,054
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.994% 2/20/26 (b)(c)	500,000	498,590
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.2308% 9/12/25 (b)(c)	500,000	502,072
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.440% 6.3795% 4/17/26 (b)(c)	700,000	704,243
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.6134% 7/18/25 (b)(c)	600,000	603,213
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.990% 6.201% 7/10/24 (b)(c)	600,000	600,284
3 month U.S. LIBOR + 1.000% 6.1537% 9/11/24 (b)(c)	1,140,000	1,140,604
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.014% 5/22/26 (b)(c)	700,000	694,694
National Australia Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3333% 1/12/25 (b)(c)(d)	2,670,000	2,664,251
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.6033% 1/12/27 (b)(c)(d)	300,000	297,021
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 5.7277% 6/9/25 (b)(c)(d)	400,000	402,406
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.554% 8/6/24 (b)(c)	300,000	298,775
NatWest Group PLC 3 month U.S. LIBOR + 1.550% 6.6837% 6/25/24 (b)(c)	700,000	700,055
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.5905% 8/12/24 (b)(c)(d)	1,000,000	993,993
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.6951% 9/29/26 (b)(c)(d)	650,000	636,329
Nordea Bank ABP U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 5.813% 6/6/25 (b)(c)(d)	200,000	199,850
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 5.2533% 1/12/24 (b)(c)	546,000	545,574
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.3253% 1/10/25 (b)(c)	930,000	926,113
Royal Bank of Canada:
3 month U.S. LIBOR + 0.660% 5.8826% 10/5/23 (b)(c)	660,000	660,739
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.2853% 10/7/24 (b)(c)	580,000	576,906
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.3703% 7/29/24 (b)(c)	1,000,000	997,031
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.4502% 10/26/23 (b)(c)	210,000	209,989
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.5009% 1/20/26 (b)(c)	1,992,000	1,965,040
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.570% 5.5751% 4/27/26 (b)(c)	200,000	197,413
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.6114% 11/2/26 (b)(c)	330,000	324,710
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.0294% 1/21/26 (b)(c)(d)	930,000	922,067
Standard Chartered PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 5.9884% 11/23/25 (b)(c)(d)	500,000	496,227
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.740% 6.7303% 3/30/26 (b)(c)(d)	970,000	977,442
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 6.125% 7/19/23 (b)(c)	1,332,000	1,332,290
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 5.8246% 1/14/27 (b)(c)	470,000	462,523
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.3571% 1/13/26 (b)(c)	700,000	706,635
Sumitomo Mitsui Trust Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.3022% 9/16/24 (b)(c)(d)	800,000	795,807
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 5.9789% 3/9/26 (b)(c)(d)	700,000	702,158
Svenska Handelsbanken AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.7809% 6/10/25 (b)(c)(d)	300,000	300,313
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.8495% 4/4/25 (b)(c)(d)	400,000	399,360
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.640% 5.905% 7/19/23 (b)(c)	793,000	793,144
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.208% 3/4/24 (b)(c)	1,500,000	1,496,734
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.2209% 9/10/24 (b)(c)	1,550,000	1,544,265
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.3554% 1/10/25 (b)(c)	1,450,000	1,443,571
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.381% 9/28/23 (b)(c)	400,000	400,065
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.4609% 9/10/26 (b)(c)	200,000	196,504
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.7746% 3/8/24 (b)(c)	200,000	200,394
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.1607% 1/17/24 (b)(c)	1,500,000	1,481,967
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.2677% 6/9/25 (b)(c)	1,060,000	1,021,981
Wells Fargo & Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.3071% 4/25/26 (b)(c)	840,000	846,188
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.770% 6.1944% 2/26/24 (b)(c)	472,000	473,569
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.3585% 11/18/24 (b)(c)	200,000	198,993
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.3703% 6/3/26 (b)(c)	860,000	855,710
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.0601% 8/26/25 (b)(c)	500,000	503,420
		92,627,859
Capital Markets - 12.5%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.1871% 10/25/24 (b)(c)	150,000	148,683
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 5.2602% 4/26/24 (b)(c)	400,000	399,492
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.6071% 4/25/25 (b)(c)	900,000	899,155
Charles Schwab Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.3991% 3/18/24 (b)(c)	1,003,000	992,902
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.5798% 5/13/26 (b)(c)	580,000	557,802
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 5.9003% 3/3/27 (b)(c)	1,000,000	967,558
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.4435% 8/9/23 (b)(c)	500,000	497,289
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 5.4114% 2/2/24 (b)(c)	1,400,000	1,372,430
Credit Suisse Group AG 3 month U.S. LIBOR + 1.240% 6.3937% 6/12/24 (b)(c)(d)	1,000,000	986,290
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.564% 11/8/23 (b)(c)	1,500,000	1,494,870
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.210% 6.2786% 11/16/27 (b)(c)	300,000	273,854
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 1.170% 6.4907% 5/15/26 (b)(c)	900,000	902,827
3 month U.S. LIBOR + 1.600% 7.0631% 11/29/23 (b)(c)	2,556,000	2,564,105
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.4694% 10/21/24 (b)(c)	200,000	198,471
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.3709% 9/10/24 (b)(c)	1,330,000	1,324,680
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.6832% 1/24/25 (b)(c)	500,000	498,300
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.6777% 3/9/27 (b)(c)	50,000	49,331
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 5.6909% 9/10/27 (b)(c)	400,000	393,408
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.8994% 10/21/27 (b)(c)	800,000	787,868
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.179% 2/24/28 (b)(c)	300,000	296,491
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.2781% 3/15/24 (b)(c)	600,000	603,245
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 6.7381% 3/15/28 (b)(c)	1,000,000	1,014,571
Macquarie Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 6.2129% 3/21/25 (b)(c)(d)	1,000,000	1,007,036
Macquarie Group Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 5.668% 10/14/25 (b)(c)(d)	960,000	950,080
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.8403% 9/23/27 (b)(c)(d)	200,000	195,156
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.6296% 1/24/25 (b)(c)	1,690,000	1,682,128
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.0099% 2/18/26 (b)(c)	1,000,000	998,649
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.1198% 4/17/25 (b)(c)	200,000	200,531
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.1494% 6/1/23 (b)(c)(d)	450,000	450,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.4235% 2/9/24 (b)(c)(d)	1,651,000	1,647,266
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.5135% 8/9/24 (b)(c)(d)	1,270,000	1,263,755
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.4255% 1/13/25 (b)(c)(d)	200,000	198,445
UBS Group AG U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.6405% 5/12/26 (b)(c)(d)	700,000	700,411
		26,517,079
Consumer Finance - 5.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.6151% 9/29/23 (b)(c)	300,000	299,148
American Express Co.:
3 month U.S. LIBOR + 0.750% 6.0524% 8/3/23 (b)(c)	1,424,000	1,424,727
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.6978% 11/4/26 (b)(c)	950,000	938,702
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.7605% 5/3/24 (b)(c)	1,100,000	1,098,060
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.8198% 2/13/26 (b)(c)	400,000	399,095
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.5604% 12/6/24 (b)(c)	900,000	880,037
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.4124% 5/9/25 (b)(c)	500,000	492,095
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.550% 5.534% 6/7/23 (b)(c)	200,000	200,002
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.1241% 10/11/24 (b)(c)	1,210,000	1,205,239
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.3854% 3/3/26 (b)(c)	500,000	497,128
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.1591% 6/18/24 (b)(c)	1,300,000	1,298,512
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.2753% 1/11/24 (b)(c)	1,000,000	999,248
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.890% 5.9485% 5/18/26 (b)(c)	500,000	502,669
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.290% 5.1641% 9/13/24 (b)(c)	600,000	597,149
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.2755% 1/13/25 (b)(c)	590,000	588,689
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.5357% 3/22/24 (b)(c)	200,000	200,150
		11,620,650
Financial Services - 0.4%
AIG Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.2681% 12/15/23 (b)(c)(d)	344,000	343,695
National Rural Utilities Cooperative Finance Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.2934% 10/18/24 (b)(c)	400,000	396,008
		739,703
Insurance - 5.9%
Brighthouse Financial Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.7133% 4/12/24 (b)(c)(d)	300,000	296,878
MassMutual Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.3133% 4/12/24 (b)(c)(d)	1,800,000	1,795,625
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 5.7729% 3/21/25 (b)(c)(d)	600,000	599,001
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.8129% 3/21/25 (b)(c)(d)	400,000	400,572
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.2636% 1/7/24 (b)(c)(d)	1,964,000	1,959,300
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.288% 1/14/25 (b)(c)(d)	1,970,000	1,955,172
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.3394% 10/21/23 (b)(c)(d)	870,000	869,668
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 5.8711% 4/2/26 (b)(c)(d)	600,000	600,497
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 5.3102% 4/26/24 (b)(c)(d)	880,000	879,344
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.3477% 6/9/26 (b)(c)(d)	200,000	196,282
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.2571% 3/25/24 (b)(c)(d)	424,000	422,506
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.473% 6/4/26 (b)(c)(d)	960,000	933,896
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.4033% 4/12/24 (b)(c)(d)	650,000	650,280
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 5.911% 3/28/25 (b)(c)(d)	200,000	199,374
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 5.9457% 12/11/24 (b)(c)(d)	800,000	801,250
		12,559,645
TOTAL FINANCIALS		146,525,721
HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.0894% 12/1/23 (b)(c)	300,000	298,628
Health Care Providers & Services - 0.3%
Cigna Group 3 month U.S. LIBOR + 0.890% 6.1503% 7/15/23 (b)(c)	690,000	690,112
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 5.3534% 10/18/23 (b)(c)	1,680,000	1,678,325
Pharmaceuticals - 1.6%
AstraZeneca PLC 3 month U.S. LIBOR + 0.660% 5.9954% 8/17/23 (b)(c)	749,000	748,755
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 1.010% 5.8763% 12/15/23 (b)(c)(d)	1,072,000	1,071,451
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 5.1963% 9/15/23 (b)(c)	180,000	180,011
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.4309% 3/10/25 (b)(c)(d)	1,400,000	1,401,184
		3,401,401
TOTAL HEALTH CARE		6,068,466
INDUSTRIALS - 2.3%
Industrial Conglomerates - 0.7%
3M Co. 3 month U.S. LIBOR + 0.300% 5.6207% 2/14/24 (b)(c)	200,000	199,852
General Electric Co. 3 month U.S. LIBOR + 0.380% 5.7063% 5/5/26 (b)(c)	1,200,000	1,192,096
		1,391,948
Machinery - 1.6%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.1441% 9/13/24 (b)(c)	1,890,000	1,886,696
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.4973% 12/14/23 (b)(c)(d)	600,000	599,903
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.6437% 12/13/24 (b)(c)(d)	1,000,000	998,963
		3,485,562
TOTAL INDUSTRIALS		4,877,510
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1883% 10/1/24 (b)(c)	600,000	595,356
MATERIALS - 0.1%
Chemicals - 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 6.4307% 11/15/23 (b)(c)	252,000	253,029
UTILITIES - 3.7%
Electric Utilities - 2.7%
American Electric Power Co., Inc. 3 month U.S. LIBOR + 0.480% 5.7791% 11/1/23 (b)(c)	400,000	399,723
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1209% 6/10/23 (b)(c)	432,000	431,972
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.3098% 8/15/23 (b)(c)	375,000	374,712
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.4405% 11/3/23 (b)(c)	4,050,000	4,048,364
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.7683% 4/1/24 (b)(c)	400,000	398,810
		5,653,581
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.7098% 5/13/24 (b)(c)	1,000,000	997,258
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.3963% 9/15/23 (b)(c)	1,230,000	1,229,621
		2,226,879
TOTAL UTILITIES		7,880,460
TOTAL NONCONVERTIBLE BONDS (Cost $183,485,173)		183,196,933

U.S. Treasury Obligations - 11.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 5.375% 2/15/31	800,000	890,844
U.S. Treasury Notes:
0.625% 8/15/30	2,105,000	1,702,583
0.875% 11/15/30	2,230,000	1,833,391
1.125% 2/15/31	3,758,000	3,140,572
1.25% 8/15/31	340,000	282,824
1.375% 11/15/31	3,590,000	3,001,577
1.625% 5/15/31	2,860,000	2,466,080
1.875% 2/15/32	1,200,000	1,042,608
2.75% 8/15/32	2,950,000	2,743,154
2.875% 5/15/32	3,100,000	2,916,301
3.375% 5/15/33	900,000	880,629
3.5% 2/15/33	2,500,000	2,470,313
4.125% 11/15/32	1,300,000	1,348,141
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,442,010)		24,719,017

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e) (Cost $14,584,340)	14,581,423	14,584,340

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $224,511,523)	222,500,290
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(11,057,387)
NET ASSETS - 100.0%	211,442,903

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,742,454 or 23.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	309,001	67,582,838	53,307,499	169,338	-	-	14,584,340	0.0%
Total	309,001	67,582,838	53,307,499	169,338	-	-	14,584,340

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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